MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Derivative Liability Measurement Inputs (Details)	Dec. 31, 2022	May 17, 2022
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	1.333	1.308
Expected term in years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	2.5	2.5
Dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.000	0.000
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.04240	0.02665